Breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Banco ABN Amro Real S.A. (Banco Real)	R$ 27,217,565	R$ 27,215,749	R$ 27,217,565
Toro Corretora de Títulos e Valores Mobiliários Ltda.	305,937
Liderança Serviços Especializados em Cobranças Ltda.	237,663
Olé Consignado (current denomination of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Solutions 4Fleet Consultoria Empresarial S.A.	32,613
Return Capital Serviços de Recuperação de Créditos S.A. (current denomination of Ipanema Empreendimentos e Participações S.A.)	24,346	24,346	24,346
Santander Brasil Tecnologia S.A.	16,381	16,381	16,382
Paytec Tecnologia em Pagamentos Ltda.	11,336
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	5,271
Banco PSA Finance Brasil S.A.	1,557	1,557	1,557
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)		1,039,304	1,039,304
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super)			R$ 13,050